As filed with the Securities and Exchange Commission on January 28, 2005
                                    Investment Company Act file number 811-8654

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

Item 1: Schedule of Investments
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
November 30, 2004
(UNAUDITED)


                                                                                Maturity   Current   Amortized         Ratings (A)
       Shares/Par      Security Description                                       Date     Coupon      Cost           Moody's   S&P
       ----------      --------------------                                       ----     ------      ----           -------   ---

PUT BOND (B) (2.13%)
------------------------------------------------------------------------------------------------------------------------------------

 $   2,500,000.00      PLAQUEMINES, LA PORT, HARBOR & TERMINAL
                       DISTRICT (INTERNATIONAL MARINE TERMINAL
                       PROJECT) - SERIES 1984A (C)
                       LOC KBC BANK                                             03/15/05   1.08  %   $  2,500,000.00
 ----------------                                                                                    ---------------
 $   2,500,000.00        TOTAL PUT BOND                                                              $  2,500,000.00
 ----------------                                                                                    ---------------

REVENUE BOND(1.30%)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,520,000.00      ORANGE COUNTY, FL IDA  ORLANDO HAWAIIAN
                       MOTEL COMPANY (C)
                       LOC US BANK, N.A.                                        04/01/05   1.75  %   $  1,520,000.00
-----------------                                                                                    ---------------
 $   1,520,000.00        TOTAL REVENUE BOND                                                          $  1,520,000.00
-----------------                                                                                    ---------------

TAX EXEMPT COMMERCIAL PAPER (18.17%)
------------------------------------------------------------------------------------------------------------------------------------
 $   7,000,000.00      JACKSONVILLE, FL HEFA HRB - SERIES 2003B
                       LOC BANK OF AMERICA                                      12/22/04   0.98  %   $  7,000,000.00   P1        A1+
     5,500,000.00      JACKSONVILLE, FL ELECTRIC AUTHORITY
                       (ELECTRIC SYSTEM) SERIES - A                             12/02/04   1.65         5,500,000.00  VMIG-1     A1+
     3,200,000.00      PALM BEACH COUNTY, FL (POOLED HOSPITAL LOAN PROGRAM)
                       LOC SUNTRUST BANK                                        12/02/04   1.85         3,200,000.00  VMIG-1     A1+
       500,000.00      SARASOTA COUNTY, FL PUBLIC HOSPITAL
                       DISTRICT HRB (SARASOTA MEMORIAL HOSPITAL) - SERIES C
                       LOC SUNTRUST BANK                                        12/08/04   1.71           500,000.00  VMIG-1     A1+
       500,000.00      SUNSHINE STATE GOVERNMENT FINANCE COMMISSION
                       RB - SERIES A                                            12/08/04   1.71           500,000.00             A1
     1,200,000.00      SUNSHINE STATE GOVERNMENT FINANCE COMMISSION
                       RB - SERIES G                                            12/06/04   1.79         1,200,000.00             A1+
     2,000,000.00      SUNSHINE STATE GOVERNMENT FINANCE COMMISSION
                       RN - SERIES E                                            12/09/04   1.72         2,000,000.00   P1        A1+
     1,400,000.00      SUNSHINE STATE GOVERNMENT FINANCE COMMISSION
                       RN - SERIES F                                            12/10/04   1.21         1,400,000.00   P1        A1+
 ----------------                                                                                    ---------------
 $  21,300,000.00        TOTAL TAX EXEMPT COMMERCIAL PAPER                                           $ 21,300,000.00
 ----------------                                                                                    ---------------

TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (13.57%)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,000,000.00      BREVARD COUNTY, FL SCHOOL BOARD RAN -
                       SERIES 2004, YTM 1.15%                                   04/29/05   2.00  %   $  3,010,287.12   MIG-1
     2,310,000.00      CLARK COUNTY, OH BAN (NORTH RIDGE WATER),
                       YTM 1.90% (C)                                            06/24/05   2.12         2,312,789.40
     2,500,000.00      SCHOOL DISTRICT OF BREVARD COUNTY, FL TAN
                       SERIES 2004 YTM 1.70%                                    06/30/05   3.00         2,519,612.69   MIG-1
     2,500,000.00      SCHOOL DISTRICT OF PALM BEACH COUNTY FL,
                       TAN SERIES 2004 YTM 1.70%                                09/28/05   3.00         2,526,337.50   MIG-1   SP-1+
       500,000.00      SHELBY INDIANA EASTERN SCHOOL BUILDING
                       CORPORATION RAN (C)                                      12/31/04   1.75           500,000.00
     3,000,000.00      STATE OF TEXAS TRAN, YTM 1.60%                           08/31/05   3.00         3,030,897.62   MIG-1   SP-1+
     2,000,000.00      WYANDOTTE COUNTY, KANSAS CITY, KS
                       MUNICIPAL TEMPORARY NOTES-SERIES 2004 VIII, YTM 1.95%(C) 11/01/05   2.75         2,014,310.33
 ----------------                                                                                    ---------------
 $  15,810,000.00        TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                           $ 15,914,234.66
 ----------------                                                                                    ---------------

VARIABLE RATE DEMAND INSTRUMENTS (D) (64.88%)
------------------------------------------------------------------------------------------------------------------------------------
 $   2,000,000.00      ALACHUA COUNTY, FL HFA RB CONTINUING CARE RETIREMENT
                       COMMUNITY (OAK HAMMOCK UNIVERSITY PROJECT) -
                       SERIES 2002A
                       LOC BNP PARIBAS                                          10/01/32   1.67  %   $  2,000,000.00  VMIG-1
     1,000,000.00      ALACHUA COUNTY, FL IDRB (FLORIDA ROCK INDUSTRIES, INC.
                       PROJECT)
                       LOC NATIONSBANK                                          11/01/22   1.74         1,000,000.00             A1+
       700,000.00      CITY OF PULASKI AND GILES, TN IDRB
                       (MARTIN METHODIST COLLEGE PROJECT) - SERIES 2004
                       LOC AMSOUTH BANK, N.A.                                   01/01/24   1.82           700,000.00  VMIG-1
     1,278,000.00      CLIPPER TAX-EXEMPT CERTIFICATE TRUST - SERIES 2000-3
                       INSURED BY MBIA INSURANCE CORP.                          03/01/05   1.79         1,278,000.00  VMIG-1
     3,000,000.00      COLLIER COUNTY, FL IDA HEALTH CARE FACILITIES RB
                       (NCH HEALTHCARE SYSTEMS, INC.) - SERIES 2002
                       LOC FIFTH THIRD BANK                                     11/01/22   1.67         3,000,000.00             A1+
     3,500,000.00      DADE COUNTY, FL RB (WATER & SEWER SYSTEM) -
                       SERIES 1994
                       INSURED BY FGIC                                          10/05/22   1.64         3,500,000.00  VMIG-1     A1+
       965,000.00      DADE COUNTY, FL SPECIAL OBLIGATIONS
                       (FLOATING/FIXED CAPITAL ASSET ACQUISITION)
                       LOC BANK OF AMERICA                                      10/01/10   1.73           965,000.00  VMIG-1     A1+
     1,500,000.00      FLORIDA FINANCE AUTHORITY CONTINUING CARE RETIREMENT
                       COMMISSION RB (GLENRIDGE CAPITAL PROJECT) -
                       SERIES 2002C
                       LOC BANK OF SCOTLAND                                     06/01/12   1.67         1,500,000.00  VMIG-1
       900,000.00      FLORIDA HFA (HERON PARK PROJECT) - SERIES 1996U
                       GUARANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION      12/01/29   1.67           900,000.00  VMIG-1
       900,000.00      FLORIDA HFA (TIMBERLAND APARTMENTS)
                       COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE
                       ASSOCIATION                                              10/15/32   1.70           900,000.00             A1+
     1,125,000.00      FLORIDA HFA MHRB - 1995 SERIES L (BANYON BAY
                       APARTMENTS PROJECT)                                      12/01/25   1.67         1,125,000.00  VMIG-1
                       COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION
     2,105,000.00      FLORIDA HFA P-FLOATS - SERIES PT-88
                       GUARANTEED BY FHA/VA/PRIVATE MORTGAGES                   01/01/15   1.75         2,105,000.00             A1+
     3,375,000.00      FLORIDA HFC MHRB (CHARLESTON LANDING) SERIES 1-A
                       GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION     07/01/31   1.68         3,375,000.00             A1+
     2,760,000.00      FLORIDA HFC MHRB (HEATHER GLENN APARTMENT) - SERIES H
                       LOC AMSOUTH BANK, N.A.                                   06/15/36   1.69         2,760,000.00  VMIG-1
     2,210,000.00      FLORIDA OCEAN HIGHWAY AND PORT AUTHORITY, RB -
                       SERIES 1990
                       LOC WACHOVIA BANK & TRUST CO, N.A.                       12/01/20   1.73         2,210,000.00  VMIG-1     A1+
     3,875,000.00      FLORIDA STATE BOARD OF EDUCATION (EAGLE 2004-1007 CLA)   06/01/08   1.72         3,875,000.00             A1+
     3,097,500.00      FLORIDA STATE DEPARTMENT OF TRANSPORTATION -
                       SERIES 2004 - 898                                        07/01/11   1.71         3,097,500.00  VMIG-1
     1,725,000.00      GAINESVILLE, FL IDRB (HEAT-PIPE TECHNOLOGY, INC.
                       PROJECT) SERIES 98 (C)
                       LOC AMSOUTH BANK, N.A.                                   05/01/18   1.74         1,725,000.00
     2,000,000.00      GREENWOOD COUNTY, SC (FUJI PHOTO FILM, INC PROJECT)      09/01/11   1.80         2,000,000.00             A1+
        85,000.00      GULF BREEZE, FL RB - SERIES 1985B
                       INSURED BY FGIC                                          12/01/15   1.67            85,000.00  VMIG-1     A1+
       435,000.00      GULF BREEZE, FL RB - SERIES 1985C
                       INSURED BY FGIC                                          12/01/15   1.67           435,000.00  VMIG-1     A1+
     1,444,098.00      KOCH FLOATING RATE TRUST
                       INSURED BY AMBAC INDEMNITY CORP.                         04/01/09   1.92         1,444,098.00             A1+
     5,000,000.00      LEE COUNTY, FL SOLID WASTE SYSTEM TRUST RECEIPTS RB -
                       SERIES L24J
                       INSURED BY MBIA INSURANCE CORP.                          10/01/12   1.80         5,000,000.00  VMIG-1
     2,600,000.00      MANATEE COUNTY, FL HFA MHRB (HAMPTON COURT PROJECT) -
                       SERIES 1989A
                       LOC WACHOVIA BANK N.A.                                   06/01/07   1.68         2,600,000.00             A1
     1,250,000.00      MARION COUNTY, FL IDA (HAMILTON PRODUCTS, INC.
                       PROJECT) - SERIES 1995 (C)
                       LOC COMERICA BANK                                        11/01/15   1.88         1,250,000.00
     1,500,000.00      MARION COUNTY, FL IDA MHRB (CHAMBREL PROJECT)
                       GUARANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION      11/15/32   1.68         1,500,000.00             A1
     4,800,000.00      MIAMI-DADE COUNTY, FL IDA (PROFESSIONAL MODIFICATION
                       SERVICE PROJECT)
                       LOC HSBC BANK US                                         08/01/18   1.75         4,800,000.00             A1
     5,090,000.00      MIAMI-DADE COUNTY, FL ROCS II-R SERIES 4047
                       WATER & SEWER RB
                       INSURED BY MBIA INSURANCE CORP.                          10/01/13   1.80         5,090,000.00             A1+
     1,700,000.00      OCEAN HIGHWAY & PORT AUTHORITY, FL RB - SERIES 1990
                       LOC WACHOVIA BANK & TRUST CO., N.A.                      12/01/20   1.73         1,700,000.00  VMIG-1     A1+
     3,000,000.00      ORLANDO, FL UTILITIES COMMISSION WATER & ELECTRIC RB -
                       SERIES 2002 B                                            10/01/22   1.66         3,000,000.00  VMIG-1     A1+
     3,000,000.00      PORT ORANGE, FL (PALMER COLLEGE PROJECT) RB -
                       SERIES 2002
                       LOC LASALLE NATIONAL BANK                                10/01/32   1.67         3,000,000.00             A1+
     2,500,000.00      PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING
                       AUTHORITY                                                04/01/27   1.67         2,500,000.00             A1+
     1,000,000.00      STATE OF FLORIDA
                       INSURED BY FGIC                                          07/01/16   1.72         1,000,000.00            A-1+
     1,430,000.00      SUNSHINE STATE GOVERNMENT FINANCE COMMISSION  RB
                       SERIES 1986
                       INSURED BY AMBAC INDEMNITY CORP.                         07/01/16   1.70         1,430,000.00  VMIG-1
     2,200,000.00      TALLAHASSE, FL INDUSTRIAL DEVELOPMENT RB
                       (ROSE PRINTING CO. INC. PROJECT) (C)
                       LOC BRANCH BANK & TRUST                                  10/01/15   1.80         2,200,000.00
     1,000,000.00      TAMPA, FL HEALTH CARE FACILITIES RB (LIFELINK
                       FOUNDATION INC. PROJECT) (C)
                       LOC SUNTRUST BANK                                        08/01/22   1.68         1,000,000.00
 ----------------                                                                                    ---------------
 $  76,049,598.00        TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                      $ 76,049,598.00
 ----------------                                                                                    ---------------

------------------------------------------------------------------------------------------------------------------------------------

                               Total Investments (100.05%)                                           $117,283,832.66
                               Net Cash (-0.05%)                                                          (63,429.11)
                                                                                                     ---------------
                               Net Assets (100.00%)                                                  $117,220,403.55
                                                                                                     ===============
                               Shares Outstanding :
                                    Class A                                                            62,667,003.02
                                                                                                     ===============
                                    Class B                                                            54,553,646.32
                                                                                                     ===============
                               NAV:
                                    Class A                                                          $          1.00
                                                                                                     ===============
                                    Class B                                                          $          1.00
                                                                                                     ===============


FOOTNOTES:


(A) Variable rate demand instruments are assigned their own ratings; the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(B)  The maturity date indicated is the next put date.

(C) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(D) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:

     BAN      =   Bond Anticipation Note
     FGIC     =   Financial Guaranty Insurance Company
     FHA      =   Federal Housing Administration
     HEFA     =   Health and Education Facilities Authority
     HFA      =   Housing Finance Authority
     HFC      =   Housing Finance Commission
     HRB      =   Hospital Revenue Bond
     IDA      =   Industrial Development Authority
     IDRB     =   Industrial Development Revenue Bond
     LOC      =   Letter of Credit
     MHRB     =   Multi-Family Housing Revenue Bond
     RAN      =   Revenue Anticipation Note
     RB       =   Revenue Bond
     RN       =   Revenue Notes
     ROCs     =   Reset Option Certificates
     TAN      =   Tax Anticipation Note
     TRAN     =   Tax & Revenue Anticipation Note
     VA       =   Veterans Association
     YTM      =   Yield to Maturity



Item 2:    Controls and Procedures
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer, Secretary


Date: January 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff, President


Date: January 28, 2005


By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace, Treasurer


Date: January 28, 2005


* Print the name and title of each signing officer under his or her signature.